UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2017

Annual Report

to Shareholders

Deutsche Government Cash Management Fund

Contents

Deutsche Government Cash Management Fund
3	Portfolio Management Review
7	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Information About Your Fund’s Expenses
18	Tax Information

Government Cash Management Portfolio
20	Investment Portfolio
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers
46	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. See the prospectus for specific details regarding the Fund’s risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Government Cash Management Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutscheliquidity.com/US for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Investment Objective

The Fund seeks maximum current income to the extent consistent with stability of principal. The Fund is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Government Cash Management Portfolio (the “Portfolio”), which invests directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the Fund.

Over the past 12 months ended December 31, 2017, short-term rates moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. Following a tumultuous election season in 2016, the first quarter of 2017 saw continued market improvements in anticipation of economically friendly fiscal policy initiatives from the incoming administration. While these policy expectations were eventually tempered, equity markets continued to climb, and hawkish statements from the Fed had investors pricing in a more aggressive Fed rate policy in 2017. Though the Fed did raise short-term rates at its March meeting, the accompanying statement was more restrained in tone, and short-term rate expectations moderated. Despite softening inflation data in the second quarter, a strong U.S. labor market prompted the Fed to raise short-term rates again in June, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a

Deutsche Government Cash Management Fund	3

short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

Positive Contributors to Fund Performance

We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended December 31, 2017. The Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities linked to LIBOR to take advantage of an incremental rise in those rates. At the same time, the Fund invested in overnight agency repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.

Fund Performance (as of December 31, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
December 31, 2017	1.07%*
December 31, 2016	.27%*

*	The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund’s shares outstanding. Please visit our Web site at deutscheliquidity.com/US for the product’s most recent month-end performance.

Negative Contributors to Fund Performance

The securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end this cost the Fund

4	Deutsche Government Cash Management Fund

some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

In 2018, a number of factors could combine to push short-term rates higher. First, under the new federal tax law approved late last year, we may see some repatriation of corporate assets back to the United States, which could cause a decline in demand for money market instruments and push rates higher in response. Second, a tightening U.S. labor market could cause inflation to reawaken to some degree, and thus exert additional upward pressure on rates. Our current forecast is for two to three short-term rate hikes by the Fed in 2018. However, some analysts believe that Jerome Powell’s assumption of the Fed Chairmanship in March may tilt the U.S. central bank into a more hawkish stance regarding the normalization of short-term rates.

We continue our insistence on the highest credit quality within the Fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Credit quality is the ability of an issuer of fixed-income/money market securities to repay interest and principal in a timely manner. Credit quality is measured using credit ratings, i.e., assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

Deutsche Government Cash Management Fund	5

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

6	Deutsche Government Cash Management Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	12/31/17	12/31/16
Government & Agency Obligations	90%	58%
Repurchase Agreements	10%	42%
	100%	100%

Weighted Average Maturity	12/31/17	12/31/16
Deutsche Government Cash Management Fund	43 days	26 days
Government & Agency Institutional*	31 days	41 days

*	The Fund is compared to its respective iMoneyNet category: Government & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the portfolio’s holdings, see page 20. A quarterly Fact Sheet is available on deutscheliquidity.com/US or upon request. Please see the Account Management Resources section on page 46 for contact information.

Deutsche Government Cash Management Fund	7

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investment in Government Cash Management Portfolio, at value	$1,683,063,182
Receivable for Fund shares sold	13
Other assets	10,819
Total assets	1,683,074,014

Liabilities
Payable for Fund shares redeemed	19
Distributions payable	134,570
Accrued Trustees’ fees	1,985
Other accrued expenses and payables	493,662
Total liabilities	630,236
Net assets, at value	$1,682,443,778

Net Assets Consist of
Undistributed net investment income	3,083
Accumulated net realized gain (loss)	37,135
Paid-in capital	1,682,403,560
Net assets, at value	$1,682,443,778

Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($1,682,443,778 ÷ 1,682,498,419 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

8	Deutsche Government Cash Management Fund

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$14,012,381
Expenses*	(1,647,448)
Net investment income allocated from Government Cash Management Portfolio	12,364,933
Expenses:
Administration fee	1,546,974
Services to shareholders	87,659
Service fees	963,504
Professional fees	40,052
Reports to shareholders	20,602
Registration fees	26,510
Trustees’ fees and expenses	4,794
Other	30,337
Total expenses before expense reductions	2,720,432
Expense reductions	(57,580)
Total expenses after expense reductions	2,662,852
Net investment income	9,702,081
Net realized gain (loss) allocated from Government Cash Management Portfolio	37,135
Net increase (decrease) in net assets resulting from operations	$9,739,216

*	Net of $561,934 Advisor reimbursement allocated from Government Cash Management Portfolio for the year ended December 31, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche Government Cash Management Fund	9

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016

Operations:
Net investment income	$9,702,081	$2,535,138
Net realized gain (loss)	37,135	105,366
Net increase (decrease) in net assets resulting from operations	9,739,216	2,640,504
Distributions to shareholders from:
Net investment income	(9,700,252)	(2,533,884)
Fund share transactions:
Proceeds from shares sold	3,685,868,695	5,299,050,426
Reinvestment of distributions	8,780,803	2,321,582
Payments for shares redeemed	(4,001,787,613)	(5,513,874,997)
Net increase (decrease) in net assets from Fund share transactions	(307,138,115)	(212,502,989)
Increase (decrease) in net assets	(307,099,151)	(212,396,369)
Net assets at beginning of period	1,989,542,929	2,201,939,298
Net assets at end of period (including undistributed net investment income of $3,083 and $1,254, respectively)	$1,682,443,778	$1,989,542,929

Other Information:
Shares outstanding at beginning of period	1,989,636,534	2,202,139,523
Shares sold	3,685,868,695	5,299,050,426
Shares issued to shareholders in reinvestment of distributions	8,780,803	2,321,582
Shares redeemed	(4,001,787,613)	(5,513,874,997)
Net increase (decrease) in Fund shares	(307,138,115)	(212,502,989)
Shares outstanding at end of period	1,682,498,419	1,989,636,534

The accompanying notes are an integral part of the financial statements.

10	Deutsche Government Cash Management Fund

Financial Highlights

	Years Ended December 31,
Institutional Shares	2017		2016		2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	.006		.002		.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.006		.002		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.006)		(.002)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.64	[a]	.16	[a]	.01	[a]	.01	[a]	.01	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,682		1,990		2,202		911		1,536
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.32		.32		.34		.34		.33
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.28		.27		.24		.18		.21
Ratio of net investment income (%)	.63		.16		.02		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Deutsche Government Cash Management Fund	11

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Government Cash Management Fund (the “Fund”) is a diversified series of Deutsche Money Market Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2017, the Fund owned approximately 10% of the Portfolio.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

12	Deutsche Government Cash Management Fund

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2017, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$40,218

In addition, the tax character of distributions paid to shareholders by the

Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$9,700,252	$2,533,884

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Deutsche Government Cash Management Fund	13

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2017 through September 30, 2018, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.30% of the Fund’s average daily net assets.

For the year ended December 31, 2017, the Administration Fee was $1,546,974, of which $161,358 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DSC aggregated $76,446, of which $57,580 was waived and $18,866 is unpaid.

Shareholder Servicing Fee. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) to shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2017, the Service Fee was as follows:

	Total Aggregated	Unpaid at December 31, 2017	Annual Effective Rate
Deutsche Government Cash Management Fund	$963,504	$255,011	.06%

14	Deutsche Government Cash Management Fund

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $15,983, of which $6,767 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2017, there was one shareholder account that held approximately 79% of the outstanding shares of the Fund.

Deutsche Government Cash Management Fund	15

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Deutsche Money Market Trust and Shareholders of Deutsche Government Cash Management Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Government Cash Management Fund (one of the funds constituting Deutsche Money Market Trust, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP

February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

16	Deutsche Government Cash Management Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Deutsche Government Cash Management Fund	17

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017 (Unaudited)

Actual Fund Return*	Institutional Shares
Beginning Account Value 7/1/17	$1,000.00
Ending Account Value 12/31/17	$1,004.15
Expenses Paid per $1,000**	$1.41

Hypothetical 5% Fund Return
Beginning Account Value 7/1/17	$1,000.00
Ending Account Value 12/31/17	$1,023.79
Expenses Paid per $1,000**	$1.43

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
Deutsche Government Cash Management Fund	.28%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

A total of 36.40% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

18	Deutsche Government Cash Management Fund

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

Government Cash Management Portfolio	19

Investment Portfolio	as of December 31, 2017

	Principal Amount ($)	Value ($)
Government & Agency Obligations 91.6%
U.S. Government Sponsored Agencies 51.3%
Federal Farm Credit Bank:
1-month LIBOR minus 0.180%, 1.192%*, 3/2/2018	50,000,000	50,000,000
1-month LIBOR minus 0.150%, 1.282%*, 10/11/2018	25,000,000	24,999,417
1-month LIBOR minus 0.070%, 1.362%*, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.120%, 1.432%*, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.065%, 1.436%*, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.130%, 1.439%*, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.095%, 1.44%*, 7/25/2019	60,000,000	59,998,808
1-month LIBOR minus 0.020%, 1.481%*, 4/20/2018	90,000,000	89,998,576
1-month LIBOR plus 0.170%, 1.577%*, 3/8/2018	30,000,000	29,999,720
1-month LIBOR plus 0.030%, 1.582%*, 8/27/2018	75,000,000	74,996,190
1-month LIBOR plus 0.120%, 1.621%*, 6/20/2018	40,000,000	40,000,000
3-month Treasury Money Market Yield plus 0.280%, 1.73%*, 11/13/2018	60,000,000	60,000,000
3-month Treasury Money Market Yield plus 0.300%, 1.75%*, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
3-month LIBOR minus 0.340%, 1.013%*, 1/17/2018	78,000,000	78,000,000
1.07%**, 1/8/2018	75,000,000	74,984,615
1.075%**, 1/4/2018	60,000,000	59,994,700
1.095%**, 1/12/2018	100,000,000	99,967,000
1.156%**, 1/24/2018	35,000,000	34,974,508
1.156%**, 1/31/2018	75,500,000	75,428,275
1-month LIBOR minus 0.170%, 1.191%*, 2/1/2018	92,000,000	92,000,000
1-month LIBOR minus 0.180%, 1.192%*, 2/2/2018	111,500,000	111,500,000
1-month LIBOR minus 0.160%, 1.247%*, 2/8/2018	68,500,000	68,499,621
1.257%**, 1/5/2018	170,000,000	169,976,578
1-month LIBOR minus 0.185%, 1.259%*, 3/12/2018	250,000,000	250,000,000
3-month LIBOR minus 0.150%, 1.269%*, 2/16/2018	298,750,000	298,742,629
1-month LIBOR minus 0.080%, 1.292%*, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.190%, 1.301%*, 2/16/2018	320,000,000	319,994,914
3-month LIBOR minus 0.160%, 1.302%*, 2/26/2018	117,500,000	117,507,491
1-month LIBOR minus 0.130%, 1.302%*, 6/11/2018	194,000,000	194,000,000
1.303%**, 2/13/2018	32,550,000	32,500,041
1.305%**, 2/2/2018	400,000,000	399,542,400
1.311%**, 2/21/2018	187,500,000	187,156,547
1.313%**, 2/21/2018	237,500,000	237,064,286
1.313%**, 2/23/2018	75,000,000	74,857,010
1-month LIBOR minus 0.160%, 1.317%*, 5/15/2018	137,000,000	137,000,000

The accompanying notes are an integral part of the financial statements.

20	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.090%, 1.317%*, 11/8/2018	70,000,000	70,000,000
1.318%**, 2/7/2018	112,500,000	112,349,688
1.318%**, 3/5/2018	109,500,000	109,250,888
3-month LIBOR minus 0.160%, 1.321%*, 5/30/2018	52,000,000	52,000,000
1-month LIBOR minus 0.145%, 1.332%*, 8/15/2018	135,000,000	135,000,000
1-month LIBOR minus 0.160%, 1.335%*, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.140%, 1.337%*, 5/15/2018	200,000,000	200,000,000
1-month LIBOR minus 0.150%, 1.341%*, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.140%, 1.351%*, 5/18/2018	72,500,000	72,500,000
1-month LIBOR minus 0.135%, 1.356%*, 5/17/2018	200,000,000	200,000,000
1-month LIBOR minus 0.125%, 1.376%*, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.025%, 1.382%*, 3/8/2018	105,000,000	105,000,000
1-month LIBOR minus 0.165%, 1.387%*, 1/23/2018	75,000,000	74,999,989
1-month LIBOR minus 0.040%, 1.392%*, 7/9/2018	50,000,000	50,021,124
3-month LIBOR minus 0.220%, 1.393%*, 3/19/2018	8,000,000	8,000,000
1-month LIBOR minus 0.170%, 1.394%*, 1/26/2018	25,000,000	24,999,929
1-month LIBOR minus 0.090%, 1.401%*, 1/18/2019	95,000,000	95,000,000
1-month LIBOR minus 0.145%, 1.407%*, 4/25/2018	280,000,000	279,992,121
1-month LIBOR minus 0.145%, 1.407%*, 4/26/2018	174,000,000	173,997,681
1-month LIBOR minus 0.120%, 1.432%*, 10/26/2018	300,000,000	300,000,000
1.455%**, 5/23/2018	3,000,000	2,983,019
1.489%**, 6/6/2018	66,000,000	65,579,866
1.489%**, 6/8/2018	150,000,000	149,032,908
1.49%**, 6/6/2018	22,450,000	22,306,994
1.49%**, 6/13/2018	50,000,000	49,667,208
Federal Home Loan Mortgage Corp.:
0.75%, 4/9/2018	1,725,000	1,722,667
0.875%, 10/12/2018	590,000	587,235
1.095%**, 2/6/2018	164,000,000	163,822,880
3-month LIBOR minus 0.250%, 1.1%*, 10/10/2018	85,500,000	85,500,000
1.125%**, 2/20/2018	133,500,000	133,294,187
3-month LIBOR minus 0.280%, 1.13%*, 8/10/2018	100,000,000	100,000,000
1.186%**, 3/14/2018	65,500,000	65,346,730
1.207%**, 3/20/2018	45,000,000	44,883,975
3-month LIBOR minus 0.200%, 1.246%*, 2/22/2018	94,000,000	94,000,000
1.247%**, 3/23/2018	45,000,000	44,875,462
1-month LIBOR minus 0.150%, 1.282%*, 1/11/2018	25,000,000	25,000,000
1-month LIBOR minus 0.170%, 1.302%*, 6/14/2018	95,000,000	95,000,000
1.318%**, 4/10/2018	127,500,000	127,044,188
1-month LIBOR minus 0.160%, 1.335%*, 7/19/2018	150,000,000	150,000,000
1-month LIBOR minus 0.080%, 1.392%*, 2/14/2019	138,000,000	138,000,000
3-month LIBOR plus 0.020%, 1.543%*, 3/8/2018	65,000,000	65,000,000

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	21

	Principal Amount ($)	Value ($)
Federal National Mortgage Association:
1.237%**, 1/8/2018	10,000,000	9,997,628
1.308%**, 3/22/2018	150,000,000	149,570,000
3-month LIBOR minus 0.030%, 1.326%*, 1/11/2018	60,000,000	60,005,239
3-month LIBOR minus 0.050%, 1.592%*, 3/21/2018	100,000,000	100,003,933

		8,808,318,865

U.S. Treasury Obligations 40.3%
U.S. Treasury Bills:
1.118%**, 2/22/2018	200,000,000	199,681,356
1.151%**, 3/8/2018	302,500,000	301,870,410
1.156%**, 2/8/2018	15,000,000	14,981,950
1.252%**, 3/8/2018	20,000,000	19,954,717
1.257%**, 9/13/2018	5,000,000	4,956,083
1.262%**, 1/25/2018	120,000,000	119,900,400
1.293%**, 3/15/2018	300,000,000	299,222,855
1.294%**, 3/22/2018	150,000,000	149,574,667
1.298%**, 3/15/2018	185,000,000	184,521,308
1.305%**, 3/8/2018	188,000,000	187,556,414
1.308%**, 3/8/2018	100,000,000	99,763,500
1.329%**, 3/15/2018	80,000,000	79,787,327
1.33%**, 3/15/2018	210,000,000	209,462,233
1.338%**, 3/15/2018	320,000,000	319,143,467
1.36%**, 3/22/2018	360,000,000	358,955,866
1.361%**, 3/22/2018	20,000,000	19,940,356
1.374%**, 3/22/2018	455,000,000	453,613,379
1.428%**, 4/5/2018	200,000,000	199,278,695
1.45%**, 5/31/2018	175,000,000	173,951,177
1.451%**, 3/29/2018	270,225,000	269,290,494
1.465%**, 3/29/2018	145,000,000	144,493,648
1.475%**, 3/29/2018	157,000,000	156,447,759
1.476%**, 3/29/2018	201,046,000	200,349,184
1.477%**, 6/14/2018	175,000,000	173,838,447
1.48%**, 3/29/2018	110,000,000	109,611,883
1.481%**, 3/29/2018	20,000,000	19,929,385
1.482%**, 3/29/2018	25,000,000	24,911,671
1.501%**, 6/21/2018	295,000,000	292,926,150
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.52%*, 4/30/2019	30,000,000	30,007,956
3-month Treasury Money Market Yield plus 0.170%, 1.62%*, 10/31/2018	368,000,000	368,640,606

The accompanying notes are an integral part of the financial statements.

22	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
3-month Treasury Money Market Yield plus 0.174%, 1.624%*, 7/31/2018	180,000,000	180,227,897
3-month Treasury Money Market Yield plus 0.190%, 1.64%*, 4/30/2018	764,500,000	765,127,009
3-month Treasury Money Market Yield plus 0.272%, 1.722%*, 1/31/2018	785,750,000	785,967,053

		6,917,885,302
Total Government & Agency Obligations (Cost $15,726,204,167)		15,726,204,167

Repurchase Agreements 10.0%
Citigroup Global Markets, Inc., 1.38%, dated 12/29/2017, to be repurchased at $150,023,000 on 1/2/2018 (a)	150,000,000	150,000,000
HSBC Securities, Inc., 1.37%, dated 12/29/2017, to be repurchased at $175,026,639 on 1/2/2018 (b)	175,000,000	175,000,000
JPMorgan Securities, Inc., 1.41%, dated 12/29/2017, to be repurchased at $100,015,667 on 1/2/2018 (c)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.43%, dated 12/29/2017, to be repurchased at $350,055,611 on 1/2/2018 (d)	350,000,000	350,000,000
Nomura Securities International, 1.42%, dated 12/29/2017, to be repurchased at $500,078,889 on 1/2/2018 (e)	500,000,000	500,000,000
Wells Fargo Bank, 1.41%, dated 12/29/2017, to be repurchased at $452,738,918 on 1/2/2018 (f)	452,668,000	452,668,000

Total Repurchase Agreements (Cost $1,727,668,000)		1,727,668,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,453,872,167)	101.6	17,453,872,167
Other Assets and Liabilities, Net	(1.6)	(281,406,166)

Net Assets	100.0	17,172,466,001

*	Floating rate security. These securities are shown at their current rate as of December 31, 2017.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by $151,768,700 U.S. Treasury Notes, with the various coupon rates from 1.25-3.125%, with various maturity dates of 1/31/2019-2/29/2020 with a value of $153,000,035.

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	23

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,850,000	U.S. Treasury Bonds	3.0	11/15/2044-11/15/2045	1,944,566
1,005,000	U.S. Treasury Note	1.875	8/31/2024	982,664
317,455,438	U.S. Treasury STRIPS	Zero Coupon	2/15/2036-2/15/2044	175,577,553
Total Collateral Value				178,504,783

(c)	Collateralized by $95,652,700 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.125-1.125%, with various maturity dates of 4/15/2018-1/15/2025 with a value of $102,005,005.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
158,173,801	Federal Home Loan Mortgage Corp.	3.5-4.5	7/1/2025-11/1/2047	168,130,213
183,081,149	Government National Mortgage Association	4.0	11/20/2047	192,167,827
Total Collateral Value				360,298,040

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,891,110	Federal Home Loan Mortgage Corp.	1.962-4.0	4/1/2043-8/1/2047	65,643,177
425,152,723	Federal National Mortgage Association	2.5-5.97	7/1/2023-12/1/2047	444,356,823
Total Collateral Value				510,000,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
357,123,268	Federal Home Loan Mortgage Corp.	3.0-4.0	12/1/2032-11/1/2047	91,010,656
88,538,424	Federal National Mortgage Association	3.0-3.5	12/1/2032-11/1/2047	370,710,704
Total Collateral Value				461,721,360

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.

24	Government Cash Management Portfolio

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$15,726,204,167	$—	$15,726,204,167
Repurchase Agreements	—	1,727,668,000	—	1,727,668,000
Total	$—	$17,453,872,167	$—	$17,453,872,167

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(g)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	25

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, valued at amortized cost	$15,726,204,167
Repurchase agreements, valued at amortized cost	1,727,668,000
Receivable for investments sold	198,815,752
Interest receivable	10,229,489
Other assets	542,524
Total assets	17,663,459,932

Liabilities
Cash overdraft	289,815,547
Payable for investments purchased	199,278,695
Accrued investment advisory fee	992,008
Accrued Trustees’ fees	209,167
Other accrued expenses and payables	698,514
Total liabilities	490,993,931
Net assets, at value	$17,172,466,001

The accompanying notes are an integral part of the financial statements.

26	Government Cash Management Portfolio

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Interest	$120,511,038
Expenses:
Management fee	13,042,850
Administration fee	3,860,120
Custodian fee	71,329
Professional fees	245,742
Reports to shareholders	43,797
Trustees’ fees and expenses	564,561
Other	464,220
Total expenses before expense reductions	18,292,619
Expense reductions	(4,552,724)
Total expenses after expense reductions	13,739,895
Net investment income	106,771,143
Net realized gain (loss) from investments	338,378
Net increase (decrease) in net assets resulting from operations	$107,109,521

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	27

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016

Operations:
Net investment income (loss)	$106,771,143	$40,914,815
Net realized gain (loss)	338,378	982,819
Net increase (decrease) in net assets resulting from operations	107,109,521	41,897,634
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	64,583,463,238	58,926,868,323
Value of capital withdrawn	(59,493,039,509)	(65,014,865,274)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	5,090,423,729	(6,087,996,951)
Increase (decrease) in net assets	5,197,533,250	(6,046,099,317)
Net assets at beginning of period	11,974,932,751	18,021,032,068
Net assets at end of period	$17,172,466,001	$11,974,932,751

The accompanying notes are an integral part of the financial statements.

28	Government Cash Management Portfolio

Financial Highlights

	Years Ended December 31,
	2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17,172	11,975	18,021	19,918	20,214
Ratio of expenses before expense reductions (%)	.14	.16	.17	.17	.16
Ratio of expenses after expense reductions (%)	.11	.11	.14	.14	.14
Ratio of net investment income (%)	.83	.32	.11	.05	.08
Total Return (%)[a,b]	.81	.32	.11	.05	.08

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

Government Cash Management Portfolio	29

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2017, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional and Deutsche Government Money Market Series owned approximately 10%, 3% and 85%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account

30	Government Cash Management Portfolio

unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2017, the Portfolio held repurchase agreements with a gross value of $1,727,668,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Government Cash Management Portfolio	31

At December 31, 2017, Deutsche Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $17,453,872,167.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio’s average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain

32	Government Cash Management Portfolio

operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

Effective June 28, 2017 through December 31, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2017, the Advisor waived a portion of its management fee aggregating $4,552,724, and the amount charged aggregated $8,490,126, which was equivalent to an annual effective rate of .07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $3,860,120, of which $467,698 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,913, of which $1,096 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including

Government Cash Management Portfolio	33

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2017.

34	Government Cash Management Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest of Government Cash Management Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Government Cash Management Portfolio (the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

Government Cash Management Portfolio	35

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government Cash Management Fund (the “Fund”), a series of Deutsche Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement,” and together with the Portfolio Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

36	Deutsche Government Cash Management Fund

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from

Deutsche Government Cash Management Fund	37

DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe for Institutional Shares (4th quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund. The Board considered that the Portfolio’s management fee was reduced by 0.03% at all breakpoint levels in connection with the restructuring of the Portfolio and the Fund into government money market funds in 2016.

38	Deutsche Government Cash Management Fund

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among

Deutsche Government Cash Management Fund	39

DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

40	Deutsche Government Cash Management Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—

Deutsche Government Cash Management Fund	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

42	Deutsche Government Cash Management Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

Deutsche Government Cash Management Fund	43

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management

44	Deutsche Government Cash Management Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Government Cash Management Fund	45

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

deutscheliquidity.com/US

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

46	Deutsche Government Cash Management Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Nasdaq Symbol	BICXX
CUSIP Number	25160K 306
Fund Number	541

Deutsche Government Cash Management Fund	47

Notes

DGCMF-2

(R-025789-7 2/18)

December 31, 2017

Annual Report

to Shareholders

Deutsche Government Cash Reserves Fund Institutional

Contents

Deutsche Government Cash Reserves Fund Institutional
3	Portfolio Management Review
7	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Information About Your Fund’s Expenses
18	Tax Information

Government Cash Management Portfolio
20	Investment Portfolio
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers
46	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. See the prospectus for specific details regarding the Fund’s risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Government Cash Reserves Fund Institutional

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutscheliquidity.com/US for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Investment Objective

The Fund seeks maximum current income to the extent consistent with stability of principal. The Fund is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Government Cash Management Portfolio (the “Portfolio”), which invests directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the Fund.

Over the past 12 months ended December 31, 2017, short-term rates moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. Following a tumultuous election season in 2016, the first quarter of 2017 saw continued market improvements in anticipation of economically friendly fiscal policy initiatives from the incoming administration. While these policy expectations were eventually tempered, equity markets continued to climb, and hawkish statements from the Fed had investors pricing in a more aggressive Fed rate policy in 2017. Though the Fed did raise short-term rates at its March meeting, the accompanying statement was more restrained in tone, and short-term rate expectations moderated. Despite softening inflation data in the second quarter, a strong U.S. labor market prompted the Fed to raise short-term rates again in June, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a

Deutsche Government Cash Reserves Fund Institutional	3

short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

Positive Contributors to Fund Performance

We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended December 31, 2017. The Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities linked to LIBOR to take advantage of an incremental rise in those rates. At the same time, the Fund invested in overnight agency repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.

Fund Performance (as of December 31, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
December 31, 2017	1.15%*
December 31, 2016	.33%*

*	The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund’s shares outstanding. Please visit our Web site at deutscheliquidity.com/US for the product’s most recent month-end performance.

Negative Contributors to Fund Performance

The securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end this cost the Fund

4	Deutsche Government Cash Reserves Fund Institutional

some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

In 2018, a number of factors could combine to push short-term rates higher. First, under the new federal tax law approved late last year, we may see some repatriation of corporate assets back to the United States, which could cause a decline in demand for money market instruments and push rates higher in response. Second, a tightening U.S. labor market could cause inflation to reawaken to some degree, and thus exert additional upward pressure on rates. Our current forecast is for two to three short-term rate hikes by the Fed in 2018. However, some analysts believe that Jerome Powell’s assumption of the Fed Chairmanship in March may tilt the U.S. central bank into a more hawkish stance regarding the normalization of short-term rates.

We continue our insistence on the highest credit quality within the Fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Credit quality is the ability of an issuer of fixed-income/money market securities to repay interest and principal in a timely manner. Credit quality is measured using credit ratings, i.e., assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

Deutsche Government Cash Reserves Fund Institutional	5

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

6	Deutsche Government Cash Reserves Fund Institutional

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	12/31/17	12/31/16
Government & Agency Obligations	90%	58%
Repurchase Agreements	10%	42%
	100%	100%

Weighted Average Maturity	12/31/17	12/31/16
Deutsche Government Cash Reserves Fund Institutional	43 days	26 days
Government & Agency Institutional*	31 days	41 days

*	The Fund is compared to its respective iMoneyNet category: Government & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the portfolio’s holdings, see page 20. A quarterly Fact Sheet is available on deutscheliquidity.com/US or upon request. Please see the Account Management Resources section on page 46 for contact information.

Deutsche Government Cash Reserves Fund Institutional	7

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investment in Government Cash Management Portfolio, at value	$501,285,912
Due from Advisor	3,749
Other assets	3,112
Total assets	501,292,773

Liabilities
Payable for Fund shares redeemed	2
Distributions payable	271,362
Accrued Trustees’ fees	1,885
Other accrued expenses and payables	105,933
Total liabilities	379,182
Net assets, at value	$500,913,591

Net Assets Consist of
Undistributed net investment income	2,547
Accumulated net realized gain (loss)	30,132
Paid-in capital	500,880,912
Net assets, at value	$500,913,591

Net Asset Value
Net Asset Value, offering and redemption price per share ($500,913,591 ÷ 501,193,865 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

8	Deutsche Government Cash Reserves Fund Institutional

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$7,172,348
Expenses*	(899,113)
Net investment income allocated from Government Cash Management Portfolio	6,273,235
Expenses:
Administration fee	806,833
Services to shareholders	40,743
Service fees	72,644
Professional fees	41,835
Reports to shareholders	19,726
Registration fees	29,400
Trustees’ fees and expenses	4,627
Other	56,789
Total expenses before expense reductions	1,072,597
Expense reductions	(277,356)
Total expenses after expense reductions	795,241
Net investment income	5,477,994
Net realized gain (loss) allocated from Government Cash Management Portfolio	30,132
Net increase (decrease) in net assets resulting from operations	$5,508,126

*	Net of $267,603 Advisor reimbursement allocated from Government Cash Management Portfolio for the year ended December 31, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche Government Cash Reserves Fund Institutional	9

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016

Operations:
Net investment income	$5,477,994	$2,814,740
Net realized gain (loss)	30,132	110,202
Net increase (decrease) in net assets resulting from operations	5,508,126	2,924,942
Distributions to shareholders from:
Net investment income	(5,477,632)	(2,812,555)
Fund share transactions:
Proceeds from shares sold	12,461,817,208	15,364,108,995
Reinvestment of distributions	3,021,269	1,988,382
Payments for shares redeemed	(12,563,944,379)	(16,693,266,961)
Net increase (decrease) in net assets from Fund share transactions	(99,105,902)	(1,327,169,584)
Increase (decrease) in net assets	(99,075,408)	(1,327,057,197)
Net assets at beginning of period	599,988,999	1,927,046,196
Net assets at end of period (including undistributed net investment income of $2,547 and $2,185, respectively)	$500,913,591	$599,988,999

Other Information
Shares outstanding at beginning of period	600,299,767	1,927,469,351
Shares sold	12,461,817,208	15,364,108,995
Shares issued to shareholders in reinvestment of distributions	3,021,269	1,988,382
Shares redeemed	(12,563,944,379)	(16,693,266,961)
Net increase (decrease) in Fund shares	(99,105,902)	(1,327,169,584)
Shares outstanding at end of period	501,193,865	600,299,767

The accompanying notes are an integral part of the financial statements.

10	Deutsche Government Cash Reserves Fund Institutional

Financial Highlights

	Years Ended December 31,
	2017		2016		2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	.007		.002		.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.007		.002		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.007)		(.002)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.71		.22		.04		.01		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	501		600		1,927		1,009		1,367
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.28		.28		.28		.28		.27
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.21		.21		.21		.18		.20
Ratio of net investment income (%)	.68		.22		.04		.01		.02

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Deutsche Government Cash Reserves Fund Institutional	11

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Government Cash Reserves Fund Institutional (the “Fund”) is a diversified series of Deutsche Money Market Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2017, the Fund owned approximately 3% of the Portfolio.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

12	Deutsche Government Cash Reserves Fund Institutional

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2017, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$32,679

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$5,477,632	$2,812,555

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Deutsche Government Cash Reserves Fund Institutional	13

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2017 through September 30, 2018, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.21% of the Fund’s average daily net assets.

For the year ended December 31, 2017, the Administration Fee was $806,833, of which $168,219 was waived and $51,203 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DSC aggregated $36,492, all of which was waived.

For the year ended December 31, 2017, the Advisor reimbursed the Fund $1 of sub-recordkeeping expense.

Shareholder Servicing Fee. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) to shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2017, the Service Fee was as follows:

	Total Aggregated	Waived	Annual Effective Rate
Deutsche Government Cash Reserves Fund Institutional	$72,644	$72,644	.00%

14	Deutsche Government Cash Reserves Fund Institutional

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $15,931, of which $6,690 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2017, there were two shareholder accounts that held approximately 39% and 17% of the outstanding shares of the Fund, respectively.

Deutsche Government Cash Reserves Fund Institutional	15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Money Market Trust and Shareholders of Deutsche Government Cash Reserves Fund Institutional

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Government Cash Reserves Fund Institutional (one of the funds constituting Deutsche Money Market Trust, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

16	Deutsche Government Cash Reserves Fund Institutional

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Deutsche Government Cash Reserves Fund Institutional	17

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017 (Unaudited)

Actual Fund Return*
Beginning Account Value 7/1/17	$1,000.00
Ending Account Value 12/31/17	$1,004.49
Expenses Paid per $1,000**	$1.06

Hypothetical 5% Fund Return
Beginning Account Value 7/1/17	$1,000.00
Ending Account Value 12/31/17	$1,024.15
Expenses Paid per $1,000**	$1.07

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Government Cash Reserves Fund Institutional	.21%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

A total of 36.40% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

18	Deutsche Government Cash Reserves Fund Institutional

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

Government Cash Management Portfolio	19

Investment Portfolio	as of December 31, 2017

	Principal Amount ($)	Value ($)
Government & Agency Obligations 91.6%
U.S. Government Sponsored Agencies 51.3%
Federal Farm Credit Bank:
1-month LIBOR minus 0.180%, 1.192%*, 3/2/2018	50,000,000	50,000,000
1-month LIBOR minus 0.150%, 1.282%*, 10/11/2018	25,000,000	24,999,417
1-month LIBOR minus 0.070%, 1.362%*, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.120%, 1.432%*, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.065%, 1.436%*, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.130%, 1.439%*, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.095%, 1.44%*, 7/25/2019	60,000,000	59,998,808
1-month LIBOR minus 0.020%, 1.481%*, 4/20/2018	90,000,000	89,998,576
1-month LIBOR plus 0.170%, 1.577%*, 3/8/2018	30,000,000	29,999,720
1-month LIBOR plus 0.030%, 1.582%*, 8/27/2018	75,000,000	74,996,190
1-month LIBOR plus 0.120%, 1.621%*, 6/20/2018	40,000,000	40,000,000
3-month Treasury Money Market Yield plus 0.280%, 1.73%*, 11/13/2018	60,000,000	60,000,000
3-month Treasury Money Market Yield plus 0.300%, 1.75%*, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
3-month LIBOR minus 0.340%, 1.013%*, 1/17/2018	78,000,000	78,000,000
1.07%**, 1/8/2018	75,000,000	74,984,615
1.075%**, 1/4/2018	60,000,000	59,994,700
1.095%**, 1/12/2018	100,000,000	99,967,000
1.156%**, 1/24/2018	35,000,000	34,974,508
1.156%**, 1/31/2018	75,500,000	75,428,275
1-month LIBOR minus 0.170%, 1.191%*, 2/1/2018	92,000,000	92,000,000
1-month LIBOR minus 0.180%, 1.192%*, 2/2/2018	111,500,000	111,500,000
1-month LIBOR minus 0.160%, 1.247%*, 2/8/2018	68,500,000	68,499,621
1.257%**, 1/5/2018	170,000,000	169,976,578
1-month LIBOR minus 0.185%, 1.259%*, 3/12/2018	250,000,000	250,000,000
3-month LIBOR minus 0.150%, 1.269%*, 2/16/2018	298,750,000	298,742,629
1-month LIBOR minus 0.080%, 1.292%*, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.190%, 1.301%*, 2/16/2018	320,000,000	319,994,914
3-month LIBOR minus 0.160%, 1.302%*, 2/26/2018	117,500,000	117,507,491
1-month LIBOR minus 0.130%, 1.302%*, 6/11/2018	194,000,000	194,000,000
1.303%**, 2/13/2018	32,550,000	32,500,041
1.305%**, 2/2/2018	400,000,000	399,542,400
1.311%**, 2/21/2018	187,500,000	187,156,547
1.313%**, 2/21/2018	237,500,000	237,064,286
1.313%**, 2/23/2018	75,000,000	74,857,010
1-month LIBOR minus 0.160%, 1.317%*, 5/15/2018	137,000,000	137,000,000

The accompanying notes are an integral part of the financial statements.

20	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.090%, 1.317%*, 11/8/2018	70,000,000	70,000,000
1.318%**, 2/7/2018	112,500,000	112,349,688
1.318%**, 3/5/2018	109,500,000	109,250,888
3-month LIBOR minus 0.160%, 1.321%*, 5/30/2018	52,000,000	52,000,000
1-month LIBOR minus 0.145%, 1.332%*, 8/15/2018	135,000,000	135,000,000
1-month LIBOR minus 0.160%, 1.335%*, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.140%, 1.337%*, 5/15/2018	200,000,000	200,000,000
1-month LIBOR minus 0.150%, 1.341%*, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.140%, 1.351%*, 5/18/2018	72,500,000	72,500,000
1-month LIBOR minus 0.135%, 1.356%*, 5/17/2018	200,000,000	200,000,000
1-month LIBOR minus 0.125%, 1.376%*, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.025%, 1.382%*, 3/8/2018	105,000,000	105,000,000
1-month LIBOR minus 0.165%, 1.387%*, 1/23/2018	75,000,000	74,999,989
1-month LIBOR minus 0.040%, 1.392%*, 7/9/2018	50,000,000	50,021,124
3-month LIBOR minus 0.220%, 1.393%*, 3/19/2018	8,000,000	8,000,000
1-month LIBOR minus 0.170%, 1.394%*, 1/26/2018	25,000,000	24,999,929
1-month LIBOR minus 0.090%, 1.401%*, 1/18/2019	95,000,000	95,000,000
1-month LIBOR minus 0.145%, 1.407%*, 4/25/2018	280,000,000	279,992,121
1-month LIBOR minus 0.145%, 1.407%*, 4/26/2018	174,000,000	173,997,681
1-month LIBOR minus 0.120%, 1.432%*, 10/26/2018	300,000,000	300,000,000
1.455%**, 5/23/2018	3,000,000	2,983,019
1.489%**, 6/6/2018	66,000,000	65,579,866
1.489%**, 6/8/2018	150,000,000	149,032,908
1.49%**, 6/6/2018	22,450,000	22,306,994
1.49%**, 6/13/2018	50,000,000	49,667,208
Federal Home Loan Mortgage Corp.:
0.75%, 4/9/2018	1,725,000	1,722,667
0.875%, 10/12/2018	590,000	587,235
1.095%**, 2/6/2018	164,000,000	163,822,880
3-month LIBOR minus 0.250%, 1.1%*, 10/10/2018	85,500,000	85,500,000
1.125%**, 2/20/2018	133,500,000	133,294,187
3-month LIBOR minus 0.280%, 1.13%*, 8/10/2018	100,000,000	100,000,000
1.186%**, 3/14/2018	65,500,000	65,346,730
1.207%**, 3/20/2018	45,000,000	44,883,975
3-month LIBOR minus 0.200%, 1.246%*, 2/22/2018	94,000,000	94,000,000
1.247%**, 3/23/2018	45,000,000	44,875,462
1-month LIBOR minus 0.150%, 1.282%*, 1/11/2018	25,000,000	25,000,000
1-month LIBOR minus 0.170%, 1.302%*, 6/14/2018	95,000,000	95,000,000
1.318%**, 4/10/2018	127,500,000	127,044,188
1-month LIBOR minus 0.160%, 1.335%*, 7/19/2018	150,000,000	150,000,000
1-month LIBOR minus 0.080%, 1.392%*, 2/14/2019	138,000,000	138,000,000
3-month LIBOR plus 0.020%, 1.543%*, 3/8/2018	65,000,000	65,000,000

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	21

	Principal Amount ($)	Value ($)
Federal National Mortgage Association:
1.237%**, 1/8/2018	10,000,000	9,997,628
1.308%**, 3/22/2018	150,000,000	149,570,000
3-month LIBOR minus 0.030%, 1.326%*, 1/11/2018	60,000,000	60,005,239
3-month LIBOR minus 0.050%, 1.592%*, 3/21/2018	100,000,000	100,003,933

		8,808,318,865

U.S. Treasury Obligations 40.3%
U.S. Treasury Bills:
1.118%**, 2/22/2018	200,000,000	199,681,356
1.151%**, 3/8/2018	302,500,000	301,870,410
1.156%**, 2/8/2018	15,000,000	14,981,950
1.252%**, 3/8/2018	20,000,000	19,954,717
1.257%**, 9/13/2018	5,000,000	4,956,083
1.262%**, 1/25/2018	120,000,000	119,900,400
1.293%**, 3/15/2018	300,000,000	299,222,855
1.294%**, 3/22/2018	150,000,000	149,574,667
1.298%**, 3/15/2018	185,000,000	184,521,308
1.305%**, 3/8/2018	188,000,000	187,556,414
1.308%**, 3/8/2018	100,000,000	99,763,500
1.329%**, 3/15/2018	80,000,000	79,787,327
1.33%**, 3/15/2018	210,000,000	209,462,233
1.338%**, 3/15/2018	320,000,000	319,143,467
1.36%**, 3/22/2018	360,000,000	358,955,866
1.361%**, 3/22/2018	20,000,000	19,940,356
1.374%**, 3/22/2018	455,000,000	453,613,379
1.428%**, 4/5/2018	200,000,000	199,278,695
1.45%**, 5/31/2018	175,000,000	173,951,177
1.451%**, 3/29/2018	270,225,000	269,290,494
1.465%**, 3/29/2018	145,000,000	144,493,648
1.475%**, 3/29/2018	157,000,000	156,447,759
1.476%**, 3/29/2018	201,046,000	200,349,184
1.477%**, 6/14/2018	175,000,000	173,838,447
1.48%**, 3/29/2018	110,000,000	109,611,883
1.481%**, 3/29/2018	20,000,000	19,929,385
1.482%**, 3/29/2018	25,000,000	24,911,671
1.501%**, 6/21/2018	295,000,000	292,926,150
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.52%*, 4/30/2019	30,000,000	30,007,956
3-month Treasury Money Market Yield plus 0.170%, 1.62%*, 10/31/2018	368,000,000	368,640,606

The accompanying notes are an integral part of the financial statements.

22	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
3-month Treasury Money Market Yield plus 0.174%, 1.624%*, 7/31/2018	180,000,000	180,227,897
3-month Treasury Money Market Yield plus 0.190%, 1.64%*, 4/30/2018	764,500,000	765,127,009
3-month Treasury Money Market Yield plus 0.272%, 1.722%*, 1/31/2018	785,750,000	785,967,053

		6,917,885,302
Total Government & Agency Obligations (Cost $15,726,204,167)		15,726,204,167

Repurchase Agreements 10.0%
Citigroup Global Markets, Inc., 1.38%, dated 12/29/2017, to be repurchased at $150,023,000 on 1/2/2018 (a)	150,000,000	150,000,000
HSBC Securities, Inc., 1.37%, dated 12/29/2017, to be repurchased at $175,026,639 on 1/2/2018 (b)	175,000,000	175,000,000
JPMorgan Securities, Inc., 1.41%, dated 12/29/2017, to be repurchased at $100,015,667 on 1/2/2018 (c)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.43%, dated 12/29/2017, to be repurchased at $350,055,611 on 1/2/2018 (d)	350,000,000	350,000,000
Nomura Securities International, 1.42%, dated 12/29/2017, to be repurchased at $500,078,889 on 1/2/2018 (e)	500,000,000	500,000,000
Wells Fargo Bank, 1.41%, dated 12/29/2017, to be repurchased at $452,738,918 on 1/2/2018 (f)	452,668,000	452,668,000

Total Repurchase Agreements (Cost $1,727,668,000)		1,727,668,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,453,872,167)	101.6	17,453,872,167
Other Assets and Liabilities, Net	(1.6)	(281,406,166)

Net Assets	100.0	17,172,466,001

*	Floating rate security. These securities are shown at their current rate as of December 31, 2017.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by $151,768,700 U.S. Treasury Notes, with the various coupon rates from 1.25-3.125%, with various maturity dates of 1/31/2019-2/29/2020 with a value of $153,000,035.

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	23

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,850,000	U.S. Treasury Bonds	3.0	11/15/2044-11/15/2045	1,944,566
1,005,000	U.S. Treasury Note	1.875	8/31/2024	982,664
317,455,438	U.S. Treasury STRIPS	Zero Coupon	2/15/2036-2/15/2044	175,577,553
Total Collateral Value				178,504,783

(c)	Collateralized by $95,652,700 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.125-1.125%, with various maturity dates of 4/15/2018-1/15/2025 with a value of $102,005,005.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
158,173,801	Federal Home Loan Mortgage Corp.	3.5-4.5	7/1/2025-11/1/2047	168,130,213
183,081,149	Government National Mortgage Association	4.0	11/20/2047	192,167,827
Total Collateral Value				360,298,040

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,891,110	Federal Home Loan Mortgage Corp.	1.962-4.0	4/1/2043-8/1/2047	65,643,177
425,152,723	Federal National Mortgage Association	2.5-5.97	7/1/2023-12/1/2047	444,356,823
Total Collateral Value				510,000,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
357,123,268	Federal Home Loan Mortgage Corp.	3.0-4.0	12/1/2032-11/1/2047	91,010,656
88,538,424	Federal National Mortgage Association	3.0-3.5	12/1/2032-11/1/2047	370,710,704
Total Collateral Value				461,721,360

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.

24	Government Cash Management Portfolio

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$15,726,204,167	$—	$15,726,204,167
Repurchase Agreements	—	1,727,668,000	—	1,727,668,000
Total	$—	$17,453,872,167	$—	$17,453,872,167

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(g)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	25

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, valued at amortized cost	$15,726,204,167
Repurchase agreements, valued at amortized cost	1,727,668,000
Receivable for investments sold	198,815,752
Interest receivable	10,229,489
Other assets	542,524
Total assets	17,663,459,932

Liabilities
Cash overdraft	289,815,547
Payable for investments purchased	199,278,695
Accrued investment advisory fee	992,008
Accrued Trustees’ fees	209,167
Other accrued expenses and payables	698,514
Total liabilities	490,993,931
Net assets, at value	$17,172,466,001

The accompanying notes are an integral part of the financial statements.

26	Government Cash Management Portfolio

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Interest	$120,511,038
Expenses:
Management fee	13,042,850
Administration fee	3,860,120
Custodian fee	71,329
Professional fees	245,742
Reports to shareholders	43,797
Trustees’ fees and expenses	564,561
Other	464,220
Total expenses before expense reductions	18,292,619
Expense reductions	(4,552,724)
Total expenses after expense reductions	13,739,895
Net investment income	106,771,143
Net realized gain (loss) from investments	338,378
Net increase (decrease) in net assets resulting from operations	$107,109,521

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	27

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016

Operations:
Net investment income (loss)	$106,771,143	$40,914,815
Net realized gain (loss)	338,378	982,819
Net increase (decrease) in net assets resulting from operations	107,109,521	41,897,634
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	64,583,463,238	58,926,868,323
Value of capital withdrawn	(59,493,039,509)	(65,014,865,274)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	5,090,423,729	(6,087,996,951)
Increase (decrease) in net assets	5,197,533,250	(6,046,099,317)
Net assets at beginning of period	11,974,932,751	18,021,032,068
Net assets at end of period	$17,172,466,001	$11,974,932,751

The accompanying notes are an integral part of the financial statements.

28	Government Cash Management Portfolio

Financial Highlights

	Years Ended December 31,
	2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17,172	11,975	18,021	19,918	20,214
Ratio of expenses before expense reductions (%)	.14	.16	.17	.17	.16
Ratio of expenses after expense reductions (%)	.11	.11	.14	.14	.14
Ratio of net investment income (%)	.83	.32	.11	.05	.08
Total Return (%)[a,b]	.81	.32	.11	.05	.08

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

Government Cash Management Portfolio	29

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2017, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional and Deutsche Government Money Market Series owned approximately 10%, 3% and 85%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account

30	Government Cash Management Portfolio

unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2017, the Portfolio held repurchase agreements with a gross value of $1,727,668,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Government Cash Management Portfolio	31

At December 31, 2017, Deutsche Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $17,453,872,167.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio’s average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain

32	Government Cash Management Portfolio

operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

Effective June 28, 2017 through December 31, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2017, the Advisor waived a portion of its management fee aggregating $4,552,724, and the amount charged aggregated $8,490,126, which was equivalent to an annual effective rate of .07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $3,860,120, of which $467,698 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,913, of which $1,096 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including

Government Cash Management Portfolio	33

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2017.

34	Government Cash Management Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest of Government Cash Management Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Government Cash Management Portfolio (the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

Government Cash Management Portfolio	35

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government Cash Reserves Fund Institutional (the “Fund”), a series of Deutsche Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement,” and together with the Portfolio Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

36	Deutsche Government Cash Reserves Fund Institutional

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from

Deutsche Government Cash Reserves Fund Institutional	37

DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Institutional Class shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe for Institutional Class shares (3rd quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund. The Board considered that the Portfolio’s management fee was reduced by 0.03% at all breakpoint levels in connection with the restructuring of the Portfolio and the Fund into government money market funds in 2016.

38	Deutsche Government Cash Reserves Fund Institutional

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among

Deutsche Government Cash Reserves Fund Institutional	39

DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

40	Deutsche Government Cash Reserves Fund Institutional

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—

Deutsche Government Cash Reserves Fund Institutional	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

42	Deutsche Government Cash Reserves Fund Institutional

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

Deutsche Government Cash Reserves Fund Institutional	43

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management

44	Deutsche Government Cash Reserves Fund Institutional

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Government Cash Reserves Fund Institutional	45

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

deutscheliquidity.com/US

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

46	Deutsche Government Cash Reserves Fund Institutional

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Nasdaq Symbol	BIRXX
CUSIP Number	25160K 405
Fund Number	500

Deutsche Government Cash Reserves Fund Institutional	47

Notes

DGCRF-2

(R-025790-7 2/18)

December 31, 2017

Annual Report

to Shareholders

Deutsche Government

Money Market Series

Contents

Deutsche Government Money Market Series
3	Portfolio Management Review
7	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Information About Your Fund’s Expenses
19	Tax Information

Government Cash Management Portfolio
21	Investment Portfolio
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm
37	Advisory Agreement Board Considerations and Fee Evaluation
42	Board Members and Officers
47	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. See the prospectus for specific details regarding the Fund’s risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Government Money Market Series

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutscheliquidity.com/US for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Investment Objective

The Fund seeks maximum current income to the extent consistent with stability of principal. The Fund is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Government Cash Management Portfolio (the “Portfolio”), which invests directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the Fund.

Over the past 12 months ended December 31, 2017, short-term rates moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. Following a tumultuous election season in 2016, the first quarter of 2017 saw continued market improvements in anticipation of economically friendly fiscal policy initiatives from the incoming administration. While these policy expectations were eventually tempered, equity markets continued to climb, and hawkish statements from the Fed had investors pricing in a more aggressive Fed rate policy in 2017. Though the Fed did raise short-term rates at its March meeting, the accompanying statement was more restrained in tone, and short-term rate expectations moderated. Despite softening inflation data in the second quarter, a strong U.S. labor market prompted the Fed to raise short-term rates again in June, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a

Deutsche Government Money Market Series	3

short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

Positive Contributors to Fund Performance

We were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended December 31, 2017. The Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities linked to LIBOR to take advantage of an incremental rise in those rates. At the same time, the Fund invested in overnight agency repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.

Fund Performance (as of December 31, 2017)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
December 31, 2017	1.27%*
December 31, 2016	.45%*

*	The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund’s shares outstanding. Please visit our Web site at deutscheliquidity.com/US for the product’s most recent month-end performance.

Negative Contributors to Fund Performance

The securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end this cost the Fund

4	Deutsche Government Money Market Series

some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

In 2018, a number of factors could combine to push short-term rates higher. First, under the new federal tax law approved late last year, we may see some repatriation of corporate assets back to the United States, which could cause a decline in demand for money market instruments and push rates higher in response. Second, a tightening U.S. labor market could cause inflation to reawaken to some degree, and thus exert additional upward pressure on rates. Our current forecast is for two to three short-term rate hikes by the Fed in 2018. However, some analysts believe that Jerome Powell’s assumption of the Fed Chairmanship in March may tilt the U.S. central bank into a more hawkish stance regarding the normalization of short-term rates.

We continue our insistence on the highest credit quality within the Fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Credit quality is the ability of an issuer of fixed-income/money market securities to repay interest and principal in a timely manner. Credit quality is measured using credit ratings, i.e., assessments of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

Deutsche Government Money Market Series	5

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

LIBOR, or the London Interbank Offered Rate, is a widely used benchmark for short-term taxable interest rates.

A repurchase agreement, or “overnight repo,” is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

6	Deutsche Government Money Market Series

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	12/31/17	12/31/16
Government & Agency Obligations	90%	58%
Repurchase Agreements	10%	42%
	100%	100%

Weighted Average Maturity	12/31/17	12/31/16
Deutsche Government Money Market Series	43 days	26 days
Government & Agency Institutional*	31 days	41 days

*	The Fund is compared to its respective iMoneyNet category: Government & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the portfolio’s holdings, see page 21. A quarterly Fact Sheet is available on deutscheliquidity.com/US or upon request. Please see the Account Management Resources section on page 47 for contact information.

Deutsche Government Money Market Series	7

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investment in Government Cash Management Portfolio, at value	$14,541,308,895
Receivable for Fund shares sold	100,123
Due from Advisor	98,461
Other assets	8,892
Total assets	14,541,516,371

Liabilities
Payable for Fund shares redeemed	135,189
Distributions payable	9,709,108
Accrued Trustees’ fees	2,359
Other accrued expenses and payables	81,260
Total liabilities	9,927,916
Net assets, at value	$14,531,588,455

Net Assets Consist of
Undistributed net investment income	303,965
Accumulated net realized gain (loss)	259,177
Paid-in capital	14,531,025,313
Net assets, at value	$14,531,588,455

Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($14,531,588,455 ÷ 14,531,731,885 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

8	Deutsche Government Money Market Series

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$95,557,624
Expenses*	(10,735,582)
Net investment income allocated from Government Cash Management Portfolio	84,822,042
Expenses:
Administration fee	10,088,033
Services to shareholders	896,190
Professional fees	39,541
Reports to shareholders	30,229
Registration fees	30,353
Trustees’ fees and expenses	4,260
Other	90,908
Total expenses before expense reductions	11,179,514
Expense reductions	(11,179,514)
Total expenses after expense reductions	—
Net investment income	84,822,042
Net realized gain (loss) allocated from Government Cash Management Portfolio	259,177
Net increase (decrease) in net assets resulting from operations	$85,081,219

*	Net of $3,575,890 Advisor reimbursement allocated from Government Cash Management Portfolio for the year ended December 31, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche Government Money Market Series	9

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016

Operations:
Net investment income	$84,822,042	$28,480,932
Net realized gain (loss)	259,177	662,040
Net increase (decrease) in net assets resulting from operations	85,081,219	29,142,972
Distributions to shareholders from:
Net investment income:
Institutional Shares	(84,816,166)	(28,473,716)
Fund share transactions:
Proceeds from shares sold	166,954,123,888	151,982,447,827
Reinvestment of distributions	26,682,952	16,357,051
Payments for shares redeemed	(161,526,036,122)	(155,350,118,528)
Net increase (decrease) in net assets from Fund share transactions	5,454,770,718	(3,351,313,650)
Increase (decrease) in net assets	5,455,035,771	(3,350,644,394)
Net assets at beginning of period	9,076,552,684	12,427,197,078
Net assets at end of period (including undistributed net investment income of $303,965 and $7,216, respectively)	$14,531,588,455	$9,076,552,684

Other Information:
Shares outstanding at beginning of period	9,076,961,167	12,428,274,817
Shares sold	166,954,123,888	151,982,447,827
Shares issued to shareholders in reinvestment of distributions	26,682,952	16,357,051
Shares redeemed	(161,526,036,122)	(155,350,118,528)
Net increase (decrease) in Fund shares	5,454,770,718	(3,351,313,650)
Shares outstanding at end of period	14,531,731,885	9,076,961,167

The accompanying notes are an integral part of the financial statements.

10	Deutsche Government Money Market Series

Financial Highlights

	Years Ended December 31,
Institutional Shares	2017		2016		2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	.008		.003		.001		.000	*	.001
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.008		.003		.001		.000	*	.001
Less distributions from:
Net investment income	(.008)		(.003)		(.001)		(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.81		.32		.11		.05		.08

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14,532		9,077		12,427		16,758		15,979
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.25		.27		.28		.27		.27
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.11		.11		.14		.14		.14
Ratio of net investment income (%)	.84		.33		.11		.05		.08

[a]	Total returns would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Deutsche Government Money Market Series	11

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Government Money Market Series (the “Fund”) is a diversified series of Deutsche Money Market Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2017, the Fund owned approximately 85% of the Portfolio.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

12	Deutsche Government Money Market Series

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2017, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$563,142

In addition, during the year ended December 31, 2017, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$84,816,166	$28,473,716

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Deutsche Government Money Market Series	13

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:

First $3 billion of the Fund’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2017 through September 30, 2018, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund’s average daily net assets.

In addition, for the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Fund’s average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual

14	Deutsche Government Money Market Series

operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Fund’s average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund’s average daily net assets.

Effective June 28, 2017 through December 31, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Fund’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2017, the Administration Fee was $10,088,033, all of which was waived.

In addition, the Advisor reimbursed $254,648 of other expenses.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems. Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2017, the amounts charged to the Fund by DSC aggregated $834,329, all of which was waived.

For the year ended December 31, 2017, the Advisor reimbursed the Fund $2,504 of sub-recordkeeping expense.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $15,730, of which $6,604 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Deutsche Government Money Market Series	15

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2017, there was one shareholder account that held approximately 29% of the outstanding shares of the Fund.

16	Deutsche Government Money Market Series

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Deutsche Money Market Trust and Shareholders of Deutsche Government Money Market Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Government Money Market Series (one of the funds constituting Deutsche Money Market Trust, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

Deutsche Government Money Market Series	17

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

18	Deutsche Government Money Market Series

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017 (Unaudited)

Actual Fund Return*	Institutional Shares
Beginning Account Value 7/1/17	$1,000.00
Ending Account Value 12/31/17	$1,005.05
Expenses Paid per $1,000**	$.51

Hypothetical 5% Fund Return
Beginning Account Value 7/1/17	$1,000.00
Ending Account Value 12/31/17	$1,024.70
Expenses Paid per $1,000**	$.51

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
Deutsche Government Money Market Series	.10%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

A total of 36.40% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Deutsche Government Money Market Series	19

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

20	Government Cash Management Portfolio

Investment Portfolio	as of December 31, 2017

	Principal Amount ($)	Value ($)
Government & Agency Obligations 91.6%
U.S. Government Sponsored Agencies 51.3%
Federal Farm Credit Bank:
1-month LIBOR minus 0.180%, 1.192%*, 3/2/2018	50,000,000	50,000,000
1-month LIBOR minus 0.150%, 1.282%*, 10/11/2018	25,000,000	24,999,417
1-month LIBOR minus 0.070%, 1.362%*, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.120%, 1.432%*, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.065%, 1.436%*, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.130%, 1.439%*, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.095%, 1.44%*, 7/25/2019	60,000,000	59,998,808
1-month LIBOR minus 0.020%, 1.481%*, 4/20/2018	90,000,000	89,998,576
1-month LIBOR plus 0.170%, 1.577%*, 3/8/2018	30,000,000	29,999,720
1-month LIBOR plus 0.030%, 1.582%*, 8/27/2018	75,000,000	74,996,190
1-month LIBOR plus 0.120%, 1.621%*, 6/20/2018	40,000,000	40,000,000
3-month Treasury Money Market Yield plus 0.280%, 1.73%*, 11/13/2018	60,000,000	60,000,000
3-month Treasury Money Market Yield plus 0.300%, 1.75%*, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
3-month LIBOR minus 0.340%, 1.013%*, 1/17/2018	78,000,000	78,000,000
1.07%**, 1/8/2018	75,000,000	74,984,615
1.075%**, 1/4/2018	60,000,000	59,994,700
1.095%**, 1/12/2018	100,000,000	99,967,000
1.156%**, 1/24/2018	35,000,000	34,974,508
1.156%**, 1/31/2018	75,500,000	75,428,275
1-month LIBOR minus 0.170%, 1.191%*, 2/1/2018	92,000,000	92,000,000
1-month LIBOR minus 0.180%, 1.192%*, 2/2/2018	111,500,000	111,500,000
1-month LIBOR minus 0.160%, 1.247%*, 2/8/2018	68,500,000	68,499,621
1.257%**, 1/5/2018	170,000,000	169,976,578
1-month LIBOR minus 0.185%, 1.259%*, 3/12/2018	250,000,000	250,000,000
3-month LIBOR minus 0.150%, 1.269%*, 2/16/2018	298,750,000	298,742,629
1-month LIBOR minus 0.080%, 1.292%*, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.190%, 1.301%*, 2/16/2018	320,000,000	319,994,914
3-month LIBOR minus 0.160%, 1.302%*, 2/26/2018	117,500,000	117,507,491
1-month LIBOR minus 0.130%, 1.302%*, 6/11/2018	194,000,000	194,000,000
1.303%**, 2/13/2018	32,550,000	32,500,041
1.305%**, 2/2/2018	400,000,000	399,542,400
1.311%**, 2/21/2018	187,500,000	187,156,547
1.313%**, 2/21/2018	237,500,000	237,064,286
1.313%**, 2/23/2018	75,000,000	74,857,010
1-month LIBOR minus 0.160%, 1.317%*, 5/15/2018	137,000,000	137,000,000

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	21

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.090%, 1.317%*, 11/8/2018	70,000,000	70,000,000
1.318%**, 2/7/2018	112,500,000	112,349,688
1.318%**, 3/5/2018	109,500,000	109,250,888
3-month LIBOR minus 0.160%, 1.321%*, 5/30/2018	52,000,000	52,000,000
1-month LIBOR minus 0.145%, 1.332%*, 8/15/2018	135,000,000	135,000,000
1-month LIBOR minus 0.160%, 1.335%*, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.140%, 1.337%*, 5/15/2018	200,000,000	200,000,000
1-month LIBOR minus 0.150%, 1.341%*, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.140%, 1.351%*, 5/18/2018	72,500,000	72,500,000
1-month LIBOR minus 0.135%, 1.356%*, 5/17/2018	200,000,000	200,000,000
1-month LIBOR minus 0.125%, 1.376%*, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.025%, 1.382%*, 3/8/2018	105,000,000	105,000,000
1-month LIBOR minus 0.165%, 1.387%*, 1/23/2018	75,000,000	74,999,989
1-month LIBOR minus 0.040%, 1.392%*, 7/9/2018	50,000,000	50,021,124
3-month LIBOR minus 0.220%, 1.393%*, 3/19/2018	8,000,000	8,000,000
1-month LIBOR minus 0.170%, 1.394%*, 1/26/2018	25,000,000	24,999,929
1-month LIBOR minus 0.090%, 1.401%*, 1/18/2019	95,000,000	95,000,000
1-month LIBOR minus 0.145%, 1.407%*, 4/25/2018	280,000,000	279,992,121
1-month LIBOR minus 0.145%, 1.407%*, 4/26/2018	174,000,000	173,997,681
1-month LIBOR minus 0.120%, 1.432%*, 10/26/2018	300,000,000	300,000,000
1.455%**, 5/23/2018	3,000,000	2,983,019
1.489%**, 6/6/2018	66,000,000	65,579,866
1.489%**, 6/8/2018	150,000,000	149,032,908
1.49%**, 6/6/2018	22,450,000	22,306,994
1.49%**, 6/13/2018	50,000,000	49,667,208
Federal Home Loan Mortgage Corp.:
0.75%, 4/9/2018	1,725,000	1,722,667
0.875%, 10/12/2018	590,000	587,235
1.095%**, 2/6/2018	164,000,000	163,822,880
3-month LIBOR minus 0.250%, 1.1%*, 10/10/2018	85,500,000	85,500,000
1.125%**, 2/20/2018	133,500,000	133,294,187
3-month LIBOR minus 0.280%, 1.13%*, 8/10/2018	100,000,000	100,000,000
1.186%**, 3/14/2018	65,500,000	65,346,730
1.207%**, 3/20/2018	45,000,000	44,883,975
3-month LIBOR minus 0.200%, 1.246%*, 2/22/2018	94,000,000	94,000,000
1.247%**, 3/23/2018	45,000,000	44,875,462
1-month LIBOR minus 0.150%, 1.282%*, 1/11/2018	25,000,000	25,000,000
1-month LIBOR minus 0.170%, 1.302%*, 6/14/2018	95,000,000	95,000,000
1.318%**, 4/10/2018	127,500,000	127,044,188
1-month LIBOR minus 0.160%, 1.335%*, 7/19/2018	150,000,000	150,000,000
1-month LIBOR minus 0.080%, 1.392%*, 2/14/2019	138,000,000	138,000,000
3-month LIBOR plus 0.020%, 1.543%*, 3/8/2018	65,000,000	65,000,000

The accompanying notes are an integral part of the financial statements.

22	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Federal National Mortgage Association:
1.237%**, 1/8/2018	10,000,000	9,997,628
1.308%**, 3/22/2018	150,000,000	149,570,000
3-month LIBOR minus 0.030%, 1.326%*, 1/11/2018	60,000,000	60,005,239
3-month LIBOR minus 0.050%, 1.592%*, 3/21/2018	100,000,000	100,003,933

		8,808,318,865

U.S. Treasury Obligations 40.3%
U.S. Treasury Bills:
1.118%**, 2/22/2018	200,000,000	199,681,356
1.151%**, 3/8/2018	302,500,000	301,870,410
1.156%**, 2/8/2018	15,000,000	14,981,950
1.252%**, 3/8/2018	20,000,000	19,954,717
1.257%**, 9/13/2018	5,000,000	4,956,083
1.262%**, 1/25/2018	120,000,000	119,900,400
1.293%**, 3/15/2018	300,000,000	299,222,855
1.294%**, 3/22/2018	150,000,000	149,574,667
1.298%**, 3/15/2018	185,000,000	184,521,308
1.305%**, 3/8/2018	188,000,000	187,556,414
1.308%**, 3/8/2018	100,000,000	99,763,500
1.329%**, 3/15/2018	80,000,000	79,787,327
1.33%**, 3/15/2018	210,000,000	209,462,233
1.338%**, 3/15/2018	320,000,000	319,143,467
1.36%**, 3/22/2018	360,000,000	358,955,866
1.361%**, 3/22/2018	20,000,000	19,940,356
1.374%**, 3/22/2018	455,000,000	453,613,379
1.428%**, 4/5/2018	200,000,000	199,278,695
1.45%**, 5/31/2018	175,000,000	173,951,177
1.451%**, 3/29/2018	270,225,000	269,290,494
1.465%**, 3/29/2018	145,000,000	144,493,648
1.475%**, 3/29/2018	157,000,000	156,447,759
1.476%**, 3/29/2018	201,046,000	200,349,184
1.477%**, 6/14/2018	175,000,000	173,838,447
1.48%**, 3/29/2018	110,000,000	109,611,883
1.481%**, 3/29/2018	20,000,000	19,929,385
1.482%**, 3/29/2018	25,000,000	24,911,671
1.501%**, 6/21/2018	295,000,000	292,926,150
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.52%*, 4/30/2019	30,000,000	30,007,956
3-month Treasury Money Market Yield plus 0.170%, 1.62%*, 10/31/2018	368,000,000	368,640,606

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	23

	Principal Amount ($)	Value ($)
3-month Treasury Money Market Yield plus 0.174%, 1.624%*, 7/31/2018	180,000,000	180,227,897
3-month Treasury Money Market Yield plus 0.190%, 1.64%*, 4/30/2018	764,500,000	765,127,009
3-month Treasury Money Market Yield plus 0.272%, 1.722%*, 1/31/2018	785,750,000	785,967,053

		6,917,885,302
Total Government & Agency Obligations (Cost $15,726,204,167)		15,726,204,167

Repurchase Agreements 10.0%
Citigroup Global Markets, Inc., 1.38%, dated 12/29/2017, to be repurchased at $150,023,000 on 1/2/2018 (a)	150,000,000	150,000,000
HSBC Securities, Inc., 1.37%, dated 12/29/2017, to be repurchased at $175,026,639 on 1/2/2018 (b)	175,000,000	175,000,000
JPMorgan Securities, Inc., 1.41%, dated 12/29/2017, to be repurchased at $100,015,667 on 1/2/2018 (c)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.43%, dated 12/29/2017, to be repurchased at $350,055,611 on 1/2/2018 (d)	350,000,000	350,000,000
Nomura Securities International, 1.42%, dated 12/29/2017, to be repurchased at $500,078,889 on 1/2/2018 (e)	500,000,000	500,000,000
Wells Fargo Bank, 1.41%, dated 12/29/2017, to be repurchased at $452,738,918 on 1/2/2018 (f)	452,668,000	452,668,000

Total Repurchase Agreements (Cost $1,727,668,000)		1,727,668,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,453,872,167)	101.6	17,453,872,167
Other Assets and Liabilities, Net	(1.6)	(281,406,166)

Net Assets	100.0	17,172,466,001

*	Floating rate security. These securities are shown at their current rate as of December 31, 2017.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by $151,768,700 U.S. Treasury Notes, with the various coupon rates from 1.25-3.125%, with various maturity dates of 1/31/2019-2/29/2020 with a value of $153,000,035.

The accompanying notes are an integral part of the financial statements.

24	Government Cash Management Portfolio

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,850,000	U.S. Treasury Bonds	3.0	11/15/2044-11/15/2045	1,944,566
1,005,000	U.S. Treasury Note	1.875	8/31/2024	982,664
317,455,438	U.S. Treasury STRIPS	Zero Coupon	2/15/2036-2/15/2044	175,577,553
Total Collateral Value				178,504,783

(c)	Collateralized by $95,652,700 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.125-1.125%, with various maturity dates of 4/15/2018-1/15/2025 with a value of $102,005,005.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
158,173,801	Federal Home Loan Mortgage Corp.	3.5-4.5	7/1/2025-11/1/2047	168,130,213
183,081,149	Government National Mortgage Association	4.0	11/20/2047	192,167,827
Total Collateral Value				360,298,040

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,891,110	Federal Home Loan Mortgage Corp.	1.962-4.0	4/1/2043-8/1/2047	65,643,177
425,152,723	Federal National Mortgage Association	2.5-5.97	7/1/2023-12/1/2047	444,356,823
Total Collateral Value				510,000,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
357,123,268	Federal Home Loan Mortgage Corp.	3.0-4.0	12/1/2032-11/1/2047	91,010,656
88,538,424	Federal National Mortgage Association	3.0-3.5	12/1/2032-11/1/2047	370,710,704
Total Collateral Value				461,721,360

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	25

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$15,726,204,167	$—	$15,726,204,167
Repurchase Agreements	—	1,727,668,000	—	1,727,668,000
Total	$—	$17,453,872,167	$—	$17,453,872,167

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(g)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

26	Government Cash Management Portfolio

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, valued at amortized cost	$15,726,204,167
Repurchase agreements, valued at amortized cost	1,727,668,000
Receivable for investments sold	198,815,752
Interest receivable	10,229,489
Other assets	542,524
Total assets	17,663,459,932

Liabilities
Cash overdraft	289,815,547
Payable for investments purchased	199,278,695
Accrued investment advisory fee	992,008
Accrued Trustees’ fees	209,167
Other accrued expenses and payables	698,514
Total liabilities	490,993,931
Net assets, at value	$17,172,466,001

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	27

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Interest	$120,511,038
Expenses:
Management fee	13,042,850
Administration fee	3,860,120
Custodian fee	71,329
Professional fees	245,742
Reports to shareholders	43,797
Trustees’ fees and expenses	564,561
Other	464,220
Total expenses before expense reductions	18,292,619
Expense reductions	(4,552,724)
Total expenses after expense reductions	13,739,895
Net investment income	106,771,143
Net realized gain (loss) from investments	338,378
Net increase (decrease) in net assets resulting from operations	$107,109,521

The accompanying notes are an integral part of the financial statements.

28	Government Cash Management Portfolio

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016

Operations:
Net investment income (loss)	$106,771,143	$40,914,815
Net realized gain (loss)	338,378	982,819
Net increase (decrease) in net assets resulting from operations	107,109,521	41,897,634
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	64,583,463,238	58,926,868,323
Value of capital withdrawn	(59,493,039,509)	(65,014,865,274)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	5,090,423,729	(6,087,996,951)
Increase (decrease) in net assets	5,197,533,250	(6,046,099,317)
Net assets at beginning of period	11,974,932,751	18,021,032,068
Net assets at end of period	$17,172,466,001	$11,974,932,751

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	29

Financial Highlights

	Years Ended December 31,
	2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17,172	11,975	18,021	19,918	20,214
Ratio of expenses before expense reductions (%)	.14	.16	.17	.17	.16
Ratio of expenses after expense reductions (%)	.11	.11	.14	.14	.14
Ratio of net investment income (%)	.83	.32	.11	.05	.08
Total Return (%)[a,b]	.81	.32	.11	.05	.08

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

30	Government Cash Management Portfolio

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2017, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional and Deutsche Government Money Market Series owned approximately 10%, 3% and 85%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account

Government Cash Management Portfolio	31

unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of December 31, 2017, the Portfolio held repurchase agreements with a gross value of $1,727,668,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

32	Government Cash Management Portfolio

At December 31, 2017, Deutsche Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $17,453,872,167.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio’s average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain

Government Cash Management Portfolio	33

operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

Effective June 28, 2017 through December 31, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2017, the Advisor waived a portion of its management fee aggregating $4,552,724, and the amount charged aggregated $8,490,126, which was equivalent to an annual effective rate of .07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $3,860,120, of which $467,698 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,913, of which $1,096 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including

34	Government Cash Management Portfolio

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2017.

Government Cash Management Portfolio	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest of Government Cash Management Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Government Cash Management Portfolio (the “Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts	PricewaterhouseCoopers LLP
February 26, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

36	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government Money Market Series (the “Fund”), a series of Deutsche Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement,” and together with the Portfolio Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

Deutsche Government Money Market Series	37

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing

38	Deutsche Government Money Market Series

poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Broadridge expense universe for Institutional Shares (1st quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund. The Board considered that the Portfolio’s management fee was reduced by 0.03% at all breakpoint levels in connection with the restructuring of the Portfolio and the Fund into government money market funds in 2016.

Deutsche Government Money Market Series	39

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among

40	Deutsche Government Money Market Series

DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Deutsche Government Money Market Series	41

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—

42	Deutsche Government Money Market Series

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

Deutsche Government Money Market Series	43

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

44	Deutsche Government Money Market Series

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management

Deutsche Government Money Market Series	45

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

46	Deutsche Government Money Market Series

Account Management Resources

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Government Money Market Series	47

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313 To speak with a Shareholder Service representative.
Web Site

deutscheliquidity.com/US

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche AM Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@db.com

For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337 To speak with a Shareholder Service representative.
Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151

	Institutional Shares	Institutional Shares MGD	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	ICAXX	MCAXX	SPMXX	SCRXX
Fund Number	2403	2023	2402	2309

The Fund currently offers one class of shares, Institutional Shares. Managed Shares (“Institutional Shares MGD”), Prime Reserve Class S Shares (“Institutional Shares PRS”) and Premium Class S Shares (“Institutional Shares PS”) (the “legacy classes”) were combined into Institutional Shares as of the close of business on October 1, 2008. The legacy classes are no longer offered separately. Because the eligibility and minimum investment requirements for each of the legacy classes differ from the Institutional Shares, shareholders of the Fund who were shareholders of a legacy class may continue to purchase shares of the Fund in accordance with the investment requirements in effect for each applicable legacy class prior to the share classes being combined. Any account privileges previously available to shareholders of the legacy classes remain unchanged.

48	Deutsche Government Money Market Series

Notes

DGMMF-2

(R-025792-7 2/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

government cash management portfolio
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2017	$62,171	$0	$0	$0
2016	$63,878	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2017	$0	$0	$0
2016	$0	$52,339	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2017	$0	$0	$0	$0
2016	$0	$52,339	$0	$52,339

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2016 and 2017 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

1.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter.

2.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated January 12, 2018, PwC informed the Audit Committee that PwC had identified circumstances where (1) a covered person within PwC that provided non-audit services to an entity within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X maintained a financial relationship with an investment company within the investment company complex in contradiction of Rule 2-01(c)(1)(i)(A) of Regulation S-X and (2) PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the investment company complex that are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

Covered Person Matter: In its January 12, 2018 letter, PwC advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, PwC concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within its audit of the financial statements of the Fund. In the letter, PwC also affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In assessing this matter, PwC indicated that, upon detection of the breach, the PwC covered person was removed from the non-audit engagement and that, among other things, the breach (i) did not relate to financial relationships directly in the Fund, (ii) did not involve a professional who was part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (iii) involved a professional whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iv) involved a professional that did not provide any consultation to the audit engagement team of the Fund.

Loan Rule Matter: The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its January 12, 2018 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that PwC has concluded that with regard to its compliance with the independence criteria set out in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria, and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, (i) PwC’s belief that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/1/2018